CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	484	570	651
Net gain in foreign currency translation adjustments, net of hedging activities	11	(37)	18
Change in derivatives designated as cash flow hedges	9	(7)	2
Change in pension and post-retirement defined benefit plans	(50)	(883)	(460)
Other comprehensive loss before income taxes	(30)	(890)	(440)
Income tax recovery on above items (Note 9)		240	99
Equity accounted investments	(2)	0	0
Other comprehensive loss (Note 9)	(32)	(650)	(341)
Comprehensive income (loss)	452	(80)	310